Share-Based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Directors $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) Directors $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit in connection with stock compensation expense	$ 224
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares	725,000
Stock issued during period share-based compensation, value		$ 2,568
Number of directors' elections for payment of director compensation | Directors	0		0
Options, Granted | shares	173,889	142,967
Fair values of stock options granted | $ / shares	$ 5.39	$ 3.58	$ 3.20
2013 Stock Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense		$ 37
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 397	445	$ 233
Tax benefit in connection with stock compensation expense	152	$ 170	89
Unrecognized compensation expense related to non-vested stock options	$ 886
Unrecognized compensation expense not yet recognized, period for recognition	4 years
Remaining options available to be granted | shares	336,062
Stock Option 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Vested and Exercisable | shares	205,700	205,700
Options, Granted | shares	0	0
Restricted Stock Unit Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 0	$ 1,524	303
Tax benefit in connection with stock compensation expense	0	$ 590	$ 113
Unrecognized compensation expense related to non-vested stock options	$ 0
Share-based compensation arrangement by share-based payment award, expiration date	May 22, 2014
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
Share-based compensation arrangement by share-based payment award, accelerated vesting, number | shares	183,472